[LOGO American Funds(R)]                    Fundamental Investors, Inc.
                                            One Market, Steuart Tower
                                            Suite 1800
                                            San Francisco, California  94105

                                            Mailing address:
                                            P.O. Box 7650
                                            San Francisco, California 94120-7650
                                            Phone (415) 393 7110
                                            Fax (415) 393-7140

                                            Patrick Quan
                                            Secretary

March 5, 2004






Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re:      Fundamental Investors, Inc.
         File Nos. 2-10760 and 811-32

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 2/27/04 of Registrant's Post-Effective Amendment No. 90 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan


/pfq

cc:    Linda Stirling

The Capital Group Companies
American Funds   Capital Research and Management   Capital International
Capital Guardian         Capital Bank and Trust